Incentive Compensation Plans - Stock Option Valuation Assumptions (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.64%	1.57%	0.40%	1.70%	2.70%
Risk-free interest rate, maximum	1.12%	1.73%	1.60%	2.60%	3.10%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility factor of the expected market price of the Company's common stock, minimum	41.56%	39.44%	39.00%	38.00%	34.00%
Volatility factor of the expected market price of the Company's common stock, maximum	41.62%	39.93%	45.00%	40.00%	42.00%
Expected life of option	5 years 6 months	6 years 10 months 24 days	6 years 10 months 24 days	6 years 10 months 24 days	7 years 1 month 6 days